PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 87.4%
Common Stocks — 48.4%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	6,901	$60,635
Boeing Co. (The)*	19,950	2,415,546
General Dynamics Corp.	8,200	1,739,794
Howmet Aerospace, Inc.	13,080	404,564
Huntington Ingalls Industries, Inc.	1,400	310,100
L3Harris Technologies, Inc.	6,770	1,407,009
Lockheed Martin Corp.	8,520	3,291,191
Northrop Grumman Corp.	5,162	2,427,792
Raytheon Technologies Corp.	52,655	4,310,338
Textron, Inc.	7,500	436,950
Thales SA (France)	232	25,565
TransDigm Group, Inc.	1,820	955,173
		17,784,657
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	4,400	423,764
Expeditors International of Washington, Inc.	5,900	521,029
FedEx Corp.	8,480	1,259,026
United Parcel Service, Inc. (Class B Stock)	26,000	4,200,040
		6,403,859
Airlines — 0.1%
Alaska Air Group, Inc.*	4,300	168,345
American Airlines Group, Inc.*(a)	22,500	270,900
Delta Air Lines, Inc.*	22,200	622,932
Singapore Airlines Ltd. (Singapore)*	3,000	10,603
Southwest Airlines Co.*	20,600	635,304
United Airlines Holdings, Inc.*	11,200	364,336
		2,072,420
Auto Components — 0.0%
Aptiv PLC*	9,400	735,174
BorgWarner, Inc.(a)	8,700	273,180
		1,008,354
Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	734	49,749
Ferrari NV (Italy)	270	50,000
Ford Motor Co.	138,785	1,554,392
General Motors Co.	51,300	1,646,217
Honda Motor Co. Ltd. (Japan)	3,600	78,141
Mazda Motor Corp. (Japan)	22,600	150,068
Mercedes-Benz Group AG (Germany)	1,741	88,037
Stellantis NV	17,964	212,199
Suzuki Motor Corp. (Japan)	800	24,904
Tesla, Inc.*	94,620	25,097,955
Toyota Motor Corp. (Japan)	9,500	124,169
Volkswagen AG (Germany)	65	10,593
		29,086,424
Banks — 1.8%
Australia & New Zealand Banking Group Ltd. (Australia)	6,039	88,404
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Banco Santander SA (Spain)	19,511	$45,400
Bank Hapoalim BM (Israel)	3,139	26,498
Bank Leumi Le-Israel BM (Israel)	24,516	209,385
Bank of America Corp.	248,441	7,502,918
Barclays PLC (United Kingdom)	136,650	217,429
BNP Paribas SA (France)	1,643	69,399
Citigroup, Inc.	68,735	2,864,187
Citizens Financial Group, Inc.	17,100	587,556
Comerica, Inc.	4,500	319,950
Commerzbank AG (Germany)*	2,349	16,723
Commonwealth Bank of Australia (Australia)	1,587	92,324
DBS Group Holdings Ltd. (Singapore)	12,300	284,540
DNB Bank ASA (Norway)	6,175	97,985
Fifth Third Bancorp	23,721	758,123
First Republic Bank	6,400	835,520
HSBC Holdings PLC (United Kingdom)	31,218	161,642
Huntington Bancshares, Inc.	50,236	662,111
ING Groep NV (Netherlands)	8,003	68,573
Israel Discount Bank Ltd. (Israel) (Class A Stock)	33,839	170,390
JPMorgan Chase & Co.	104,245	10,893,603
KeyCorp	32,300	517,446
Lloyds Banking Group PLC (United Kingdom)	500,453	226,199
M&T Bank Corp.	6,205	1,094,066
National Australia Bank Ltd. (Australia)	3,571	66,120
NatWest Group PLC (United Kingdom)	64,467	160,569
Nordea Bank Abp (Finland)	7,380	63,160
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,300	59,815
PNC Financial Services Group, Inc. (The)	14,633	2,186,463
Regions Financial Corp.	33,103	664,377
Signature Bank	2,300	347,300
SVB Financial Group*(a)	2,040	684,991
Swedbank AB (Sweden) (Class A Stock)	1,800	23,626
Truist Financial Corp.	47,101	2,050,778
U.S. Bancorp	47,685	1,922,659
Wells Fargo & Co.	134,864	5,424,230
Zions Bancorp NA	5,650	287,359
		41,751,818
Beverages — 0.9%
Brown-Forman Corp. (Class B Stock)	6,375	424,384
Coca-Cola Co. (The)	138,101	7,736,418
Coca-Cola HBC AG (Italy)*	434	9,068
Constellation Brands, Inc. (Class A Stock)	5,900	1,355,112
Diageo PLC (United Kingdom)	931	39,189
Heineken Holding NV (Netherlands)	248	16,978
Heineken NV (Netherlands)	564	49,255
Keurig Dr. Pepper, Inc.	30,200	1,081,764
Molson Coors Beverage Co. (Class B Stock)	6,500	311,935
Monster Beverage Corp.*	13,400	1,165,264
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	49,007	$8,000,883
		20,190,250
Biotechnology — 1.1%
AbbVie, Inc.	62,901	8,441,943
Amgen, Inc.	19,037	4,290,940
Biogen, Inc.*	5,260	1,404,420
Gilead Sciences, Inc.	44,100	2,720,529
Incyte Corp.*	6,900	459,816
Moderna, Inc.*	11,950	1,413,088
Regeneron Pharmaceuticals, Inc.*	3,820	2,631,483
Vertex Pharmaceuticals, Inc.*	9,000	2,605,860
		23,968,079
Building Products — 0.2%
A.O. Smith Corp.	4,600	223,468
AGC, Inc. (Japan)	500	15,566
Allegion PLC	3,133	280,967
Assa Abloy AB (Sweden) (Class B Stock)	2,184	40,919
Carrier Global Corp.	30,102	1,070,427
Cie de Saint-Gobain (France)	4,482	160,257
Fortune Brands Home & Security, Inc.	4,900	263,081
Johnson Controls International PLC	24,622	1,211,895
Masco Corp.(a)	8,500	396,865
Nibe Industrier AB (Sweden) (Class B Stock)	3,162	28,206
Trane Technologies PLC	8,200	1,187,442
Xinyi Glass Holdings Ltd. (China)	4,000	5,785
		4,884,878
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	11,134	133,691
Ameriprise Financial, Inc.	3,820	962,449
Amundi SA (France), 144A	128	5,329
ASX Ltd. (Australia)	420	19,330
Bank of New York Mellon Corp. (The)	26,358	1,015,310
BlackRock, Inc.	5,350	2,943,998
Cboe Global Markets, Inc.	3,700	434,269
Charles Schwab Corp. (The)	54,250	3,898,948
CME Group, Inc.	12,700	2,249,551
Deutsche Bank AG (Germany)	8,354	61,853
Deutsche Boerse AG (Germany)	411	67,374
FactSet Research Systems, Inc.	1,400	560,154
Franklin Resources, Inc.(a)	9,700	208,744
Goldman Sachs Group, Inc. (The)	12,180	3,569,349
Intercontinental Exchange, Inc.	19,855	1,793,899
Invesco Ltd.	16,200	221,940
Julius Baer Group Ltd. (Switzerland)	468	20,423
Macquarie Group Ltd. (Australia)	2,303	224,681
MarketAxess Holdings, Inc.	1,420	315,936
Moody’s Corp.	5,550	1,349,261
Morgan Stanley	47,619	3,762,377
MSCI, Inc.	2,860	1,206,319
Nasdaq, Inc.	12,000	680,160
Northern Trust Corp.	7,200	616,032
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Partners Group Holding AG (Switzerland)	49	$39,434
Raymond James Financial, Inc.	6,750	667,035
S&P Global, Inc.	12,060	3,682,521
Singapore Exchange Ltd. (Singapore)	14,000	91,845
State Street Corp.	12,700	772,287
T. Rowe Price Group, Inc.(a)	8,000	840,080
UBS Group AG (Switzerland)	20,471	296,993
		32,711,572
Chemicals — 0.9%
Air Products & Chemicals, Inc.	7,900	1,838,567
Albemarle Corp.	4,200	1,110,648
Arkema SA (France)	130	9,474
Celanese Corp.	3,500	316,190
CF Industries Holdings, Inc.	7,100	683,375
Clariant AG (Switzerland)*	496	7,923
Corteva, Inc.	25,347	1,448,581
Dow, Inc.	25,647	1,126,673
DuPont de Nemours, Inc.	17,947	904,529
Eastman Chemical Co.	4,600	326,830
Ecolab, Inc.	8,800	1,270,896
FMC Corp.	4,600	486,220
ICL Group Ltd. (Israel)	10,162	81,443
International Flavors & Fragrances, Inc.	9,100	826,553
Linde PLC (United Kingdom)	17,800	4,798,702
LyondellBasell Industries NV (Class A Stock)	9,100	685,048
Mitsui Chemicals, Inc. (Japan)	400	7,797
Mosaic Co. (The)(a)	12,300	594,459
Nitto Denko Corp. (Japan)	300	16,244
OCI NV (Netherlands)	1,046	38,296
PPG Industries, Inc.	8,200	907,658
Sherwin-Williams Co. (The)	8,350	1,709,662
Shin-Etsu Chemical Co. Ltd. (Japan)	2,400	237,496
Solvay SA (Belgium)	372	28,801
Sumitomo Chemical Co. Ltd. (Japan)	3,100	10,663
Tosoh Corp. (Japan)	13,700	152,691
Yara International ASA (Brazil)	3,990	140,030
		19,765,449
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	3,105	22,714
Cintas Corp.	3,020	1,172,334
Copart, Inc.*	7,700	819,280
Rentokil Initial PLC (United Kingdom)	3,827	20,285
Republic Services, Inc.	7,265	988,330
Rollins, Inc.	8,700	301,716
Securitas AB (Sweden) (Class B Stock)	2,775	19,264
TOPPAN, Inc. (Japan)	6,200	92,356
Waste Management, Inc.	13,942	2,233,648
		5,669,927
Communications Equipment — 0.4%
Arista Networks, Inc.*	8,700	982,143
Cisco Systems, Inc.	147,000	5,880,000
F5, Inc.*	2,200	318,406

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Juniper Networks, Inc.	12,000	$313,440
Motorola Solutions, Inc.	5,889	1,318,959
Nokia OYJ (Finland)	49,351	211,867
		9,024,815
Construction & Engineering — 0.0%
Eiffage SA (France)	642	51,484
Kajima Corp. (Japan)	1,000	9,478
Quanta Services, Inc.	5,100	649,689
Taisei Corp. (Japan)	500	13,867
Vinci SA (France)	3,095	250,264
		974,782
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,280	734,365
Vulcan Materials Co.	4,800	757,008
		1,491,373
Consumer Finance — 0.2%
American Express Co.	21,300	2,873,583
Capital One Financial Corp.	13,661	1,259,134
Discover Financial Services	9,740	885,561
Synchrony Financial	17,772	500,993
		5,519,271
Containers & Packaging — 0.1%
Amcor PLC	53,250	571,373
Avery Dennison Corp.	2,900	471,830
Ball Corp.(a)	11,200	541,184
International Paper Co.	13,473	427,094
Packaging Corp. of America(a)	3,500	393,015
Sealed Air Corp.	5,100	227,001
Westrock Co.	9,744	300,992
		2,932,489
Distributors — 0.1%
D’ieteren Group (Belgium)	54	7,608
Genuine Parts Co.	5,100	761,532
LKQ Corp.	9,300	438,495
Pool Corp.	1,480	470,951
		1,678,586
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	64,180	17,137,344
Industrivarden AB (Sweden) (Class A Stock)	49	987
Investor AB (Sweden) (Class A Stock)	1,064	16,304
ORIX Corp. (Japan)	11,000	154,099
		17,308,734
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	253,336	3,886,174
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	41,454	67,765
Deutsche Telekom AG (Germany)	9,843	167,544
Koninklijke KPN NV (Netherlands)	62,653	169,562
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Lumen Technologies, Inc.(a)	33,779	$245,911
Spark New Zealand Ltd. (New Zealand)	16,168	45,234
Telefonica Deutschland Holding AG (Germany)	30,483	61,631
Telia Co. AB (Sweden)	5,776	16,635
Telstra Corp. Ltd. (Australia)	9,102	22,475
Verizon Communications, Inc.	148,676	5,645,228
		10,328,159
Electric Utilities — 1.0%
Alliant Energy Corp.	8,700	461,013
American Electric Power Co., Inc.	18,160	1,569,932
CK Infrastructure Holdings Ltd. (Hong Kong)	1,500	7,651
Constellation Energy Corp.	11,304	940,380
Duke Energy Corp.	27,461	2,554,422
Edison International	13,200	746,856
Endesa SA (Spain)	3,491	52,433
Enel SpA (Italy)	55,582	227,954
Entergy Corp.	7,300	734,599
Evergy, Inc.	7,900	469,260
Eversource Energy	12,300	958,908
Exelon Corp.	34,713	1,300,349
FirstEnergy Corp.	19,956	738,372
Iberdrola SA (Spain)	15,405	143,639
NextEra Energy, Inc.	69,600	5,457,336
NRG Energy, Inc.	8,700	332,949
PG&E Corp.*	54,400	680,000
Pinnacle West Capital Corp.	4,100	264,491
Power Assets Holdings Ltd. (Hong Kong)	3,000	15,038
PPL Corp.	26,100	661,635
Red Electrica Corp. SA (Spain)	891	13,673
Southern Co. (The)	37,700	2,563,600
SSE PLC (United Kingdom)	7,676	129,617
Terna - Rete Elettrica Nazionale (Italy)	3,112	18,954
Xcel Energy, Inc.	19,110	1,223,040
		22,266,101
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	3,540	91,401
AMETEK, Inc.	8,000	907,280
Eaton Corp. PLC	14,137	1,885,310
Emerson Electric Co.	20,800	1,522,976
Generac Holdings, Inc.*(a)	2,300	409,722
Prysmian SpA (Italy)	558	15,983
Rockwell Automation, Inc.	4,200	903,462
		5,736,134
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	21,200	1,419,552
CDW Corp.	4,850	756,988
Corning, Inc.	26,700	774,834
Hamamatsu Photonics KK (Japan)	4,000	171,449
Ibiden Co. Ltd. (Japan)	300	8,202
Keysight Technologies, Inc.*	6,400	1,007,104

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TDK Corp. (Japan)	900	$27,783
TE Connectivity Ltd. (Switzerland)	11,300	1,247,068
Teledyne Technologies, Inc.*	1,660	560,200
Trimble, Inc.*	8,700	472,149
Venture Corp. Ltd. (Singapore)	2,000	22,726
Zebra Technologies Corp. (Class A Stock)*	1,970	516,160
		6,984,215
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	35,998	754,518
Halliburton Co.	32,200	792,764
Schlumberger NV	49,524	1,777,912
		3,325,194
Entertainment — 0.7%
Activision Blizzard, Inc.	26,300	1,955,142
Electronic Arts, Inc.	9,400	1,087,674
Konami Group Corp. (Japan)	200	9,260
Live Nation Entertainment, Inc.*	4,900	372,596
Netflix, Inc.*	15,810	3,722,306
Nintendo Co. Ltd. (Japan)	2,700	108,903
Take-Two Interactive Software, Inc.*	5,700	621,300
Toho Co. Ltd. (Japan)	300	10,909
Walt Disney Co. (The)*	64,882	6,120,319
Warner Bros. Discovery, Inc.*(a)	76,976	885,224
		14,893,633
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	5,280	740,203
American Tower Corp.	16,460	3,533,962
AvalonBay Communities, Inc.	5,075	934,764
Boston Properties, Inc.	4,900	367,353
Camden Property Trust	3,800	453,910
Crown Castle, Inc.	15,400	2,226,070
Dexus (Australia)	4,805	23,903
Digital Realty Trust, Inc.	10,100	1,001,718
Duke Realty Corp.	13,700	660,340
Equinix, Inc.	3,244	1,845,317
Equity Residential	12,200	820,084
Essex Property Trust, Inc.	2,350	569,241
Extra Space Storage, Inc.	4,800	829,008
Federal Realty Investment Trust	2,400	216,288
Goodman Group (Australia)	14,090	142,405
Healthpeak Properties, Inc.	18,700	428,604
Host Hotels & Resorts, Inc.	24,782	393,538
Invitation Homes, Inc.	20,600	695,662
Iron Mountain, Inc.(a)	10,602	466,170
Kimco Realty Corp.	21,400	393,974
Klepierre SA (France)*	5,456	94,854
Mid-America Apartment Communities, Inc.	4,200	651,294
Prologis, Inc.	26,177	2,659,583
Public Storage	5,520	1,616,311
Realty Income Corp.(a)	21,900	1,274,580
Regency Centers Corp.	5,600	301,560
SBA Communications Corp.	3,800	1,081,670
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Scentre Group (Australia)	11,818	$19,309
Simon Property Group, Inc.	11,693	1,049,447
Stockland (Australia)	17,469	36,559
UDR, Inc.	10,300	429,613
Ventas, Inc.	13,868	557,078
VICI Properties, Inc.(a)	34,100	1,017,885
Vicinity Centres (Australia)	8,550	9,533
Vornado Realty Trust	6,125	141,855
Warehouses De Pauw CVA (Belgium)	323	7,933
Welltower, Inc.(a)	16,100	1,035,552
Weyerhaeuser Co.	26,018	743,074
		29,470,204
Food & Staples Retailing — 0.8%
Carrefour SA (France)	1,080	14,979
Coles Group Ltd. (Australia)	2,544	26,820
Costco Wholesale Corp.	15,720	7,424,084
J Sainsbury PLC (United Kingdom)	3,717	7,198
Jeronimo Martins SGPS SA (Portugal)	496	9,237
Kesko OYJ (Finland) (Class B Stock)	2,192	40,896
Koninklijke Ahold Delhaize NV (Netherlands)	9,594	244,373
Kroger Co. (The)	23,492	1,027,775
Sysco Corp.	18,100	1,279,851
Tesco PLC (United Kingdom)	12,894	29,593
Walgreens Boots Alliance, Inc.	25,000	785,000
Walmart, Inc.	50,700	6,575,790
Woolworths Group Ltd. (Australia)	3,373	73,298
		17,538,894
Food Products — 0.6%
Archer-Daniels-Midland Co.	19,926	1,603,047
Campbell Soup Co.(a)	7,000	329,840
Conagra Brands, Inc.	16,700	544,921
General Mills, Inc.	21,400	1,639,454
Hershey Co. (The)	5,200	1,146,444
Hormel Foods Corp.	10,300	468,032
J.M. Smucker Co. (The)	3,900	535,899
Kellogg Co.(a)	8,900	619,974
Kraft Heinz Co. (The)	28,267	942,704
Lamb Weston Holdings, Inc.(a)	5,400	417,852
McCormick & Co., Inc.(a)	8,740	622,900
Mondelez International, Inc. (Class A Stock)	48,953	2,684,093
Mowi ASA (Norway)	910	11,575
Nestle SA	4,289	463,887
Orkla ASA (Norway)	22,383	162,709
Tyson Foods, Inc. (Class A Stock)	10,200	672,486
WH Group Ltd. (Hong Kong), 144A	151,500	95,284
Wilmar International Ltd. (China)	74,800	198,997
		13,160,098
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	4,800	488,880
Osaka Gas Co. Ltd. (Japan)	800	12,061
Snam SpA (Italy)	937	3,787

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Tokyo Gas Co. Ltd. (Japan)	900	$15,193
		519,921
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	62,250	6,023,310
ABIOMED, Inc.*	1,660	407,796
Align Technology, Inc.*	2,640	546,770
Baxter International, Inc.	17,900	964,094
Becton, Dickinson & Co.	10,110	2,252,811
Boston Scientific Corp.*	50,367	1,950,714
Cooper Cos., Inc. (The)	1,840	485,576
DENTSPLY SIRONA, Inc.	8,000	226,800
Dexcom, Inc.*	14,160	1,140,446
Edwards Lifesciences Corp.*	22,100	1,826,123
Hologic, Inc.*	8,800	567,776
IDEXX Laboratories, Inc.*	2,940	957,852
Intuitive Surgical, Inc.*	12,760	2,391,734
Medtronic PLC	47,490	3,834,818
Olympus Corp. (Japan)	2,700	51,942
ResMed, Inc.(a)	5,200	1,135,160
STERIS PLC	3,650	606,922
Stryker Corp.	12,000	2,430,480
Teleflex, Inc.	1,800	362,628
Zimmer Biomet Holdings, Inc.	7,500	784,125
		28,947,877
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	5,400	730,782
Cardinal Health, Inc.	9,950	663,466
Centene Corp.*	20,650	1,606,777
Cigna Corp.	11,200	3,107,664
CVS Health Corp.	46,683	4,452,158
DaVita, Inc.*	2,300	190,371
Elevance Health, Inc.	8,560	3,888,294
Fresenius SE & Co. KGaA (Germany)	910	19,397
HCA Healthcare, Inc.	7,600	1,396,804
Henry Schein, Inc.*	4,800	315,696
Humana, Inc.	4,450	2,159,095
Laboratory Corp. of America Holdings	3,300	675,873
McKesson Corp.	5,330	1,811,507
Medipal Holdings Corp. (Japan)	4,800	61,043
Molina Healthcare, Inc.*	2,150	709,156
Quest Diagnostics, Inc.(a)	4,200	515,298
Sonic Healthcare Ltd. (Australia)	9,018	175,898
UnitedHealth Group, Inc.	33,240	16,787,530
Universal Health Services, Inc. (Class B Stock)	2,600	229,268
		39,496,077
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	5,056	106,614
Booking Holdings, Inc.*	1,410	2,316,926
Caesars Entertainment, Inc.*	7,400	238,724
Carnival Corp.*(a)	33,400	234,802
Chipotle Mexican Grill, Inc.*	1,000	1,502,760
Compass Group PLC (United Kingdom)	9,455	188,272
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Darden Restaurants, Inc.(a)	4,450	$562,124
Domino’s Pizza, Inc.	1,360	421,872
Evolution AB (Sweden), 144A	890	70,352
Expedia Group, Inc.*	5,250	491,873
Hilton Worldwide Holdings, Inc.	9,700	1,170,014
InterContinental Hotels Group PLC (United Kingdom)	411	19,795
La Francaise des Jeux SAEM (France), 144A	4,835	143,425
Las Vegas Sands Corp.*(a)	11,650	437,108
Marriott International, Inc. (Class A Stock)	9,828	1,377,296
McDonald’s Corp.	26,500	6,114,610
MGM Resorts International	11,600	344,752
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	156,768
Oriental Land Co. Ltd. (Japan)	800	108,503
Royal Caribbean Cruises Ltd.*(a)	7,800	295,620
Sodexo SA (France)	184	13,818
Starbucks Corp.	40,600	3,420,956
Whitbread PLC (United Kingdom)	456	11,559
Wynn Resorts Ltd.*(a)	3,900	245,817
Yum! Brands, Inc.	10,200	1,084,668
		21,079,028
Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	2,156	8,148
Berkeley Group Holdings PLC (United Kingdom)	253	9,243
D.R. Horton, Inc.(a)	11,300	761,055
Garmin Ltd.	5,300	425,643
Lennar Corp. (Class A Stock)	9,400	700,770
Mohawk Industries, Inc.*	1,940	176,909
Newell Brands, Inc.(a)	13,814	191,877
NVR, Inc.*	110	438,579
PulteGroup, Inc.	8,222	308,325
Sekisui House Ltd. (Japan)	1,400	23,187
Sony Group Corp. (Japan)	400	25,766
Taylor Wimpey PLC (United Kingdom)	7,960	7,751
Whirlpool Corp.(a)	2,126	286,606
		3,363,859
Household Products — 0.7%
Church & Dwight Co., Inc.	8,500	607,240
Clorox Co. (The)	4,200	539,238
Colgate-Palmolive Co.	29,800	2,093,450
Essity AB (Sweden) (Class B Stock)	1,311	25,901
Henkel AG & Co. KGaA (Germany)	198	11,222
Kimberly-Clark Corp.	12,500	1,406,750
Procter & Gamble Co. (The)	84,925	10,721,781
Reckitt Benckiser Group PLC (United Kingdom)	3,660	242,590
		15,648,172
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	24,400	551,440

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Meridian Energy Ltd. (New Zealand)	2,880	$7,728
		559,168
Industrial Conglomerates — 0.4%
3M Co.	19,780	2,185,690
CK Hutchison Holdings Ltd. (United Kingdom)	6,000	33,037
DCC PLC (United Kingdom)	220	11,425
General Electric Co.	39,078	2,419,319
Honeywell International, Inc.	23,912	3,992,587
Jardine Matheson Holdings Ltd. (Hong Kong)	4,100	207,288
Smiths Group PLC (United Kingdom)	8,533	142,134
		8,991,480
Insurance — 1.1%
Aflac, Inc.	21,100	1,185,820
Ageas SA/NV (Belgium)	364	13,276
AIA Group Ltd. (Hong Kong)	5,800	48,290
Allstate Corp. (The)	9,600	1,195,488
American International Group, Inc.	27,039	1,283,812
Aon PLC (Class A Stock)	7,600	2,035,812
Arthur J. Gallagher & Co.	7,400	1,267,028
Assurant, Inc.	2,000	290,540
AXA SA (France)	11,788	257,366
Brown & Brown, Inc.	8,500	514,080
Chubb Ltd.	15,186	2,762,030
Cincinnati Financial Corp.	5,637	504,906
Dai-ichi Life Holdings, Inc. (Japan)	12,800	203,524
Everest Re Group Ltd.	1,540	404,158
Gjensidige Forsikring ASA (Norway)	448	7,687
Globe Life, Inc.	3,425	341,472
Hartford Financial Services Group, Inc. (The)	11,800	730,892
Japan Post Holdings Co. Ltd. (Japan)	5,400	35,776
Japan Post Insurance Co. Ltd. (Japan)	12,200	170,874
Legal & General Group PLC (United Kingdom)	13,334	31,828
Lincoln National Corp.	5,518	242,295
Loews Corp.	6,975	347,634
Marsh & McLennan Cos., Inc.	17,800	2,657,362
Medibank Private Ltd. (Australia)	5,560	12,428
MetLife, Inc.	24,350	1,479,993
MS&AD Insurance Group Holdings, Inc. (Japan)	2,300	60,910
NN Group NV (Netherlands)	4,860	189,025
Poste Italiane SpA (Italy), 144A	1,142	8,628
Principal Financial Group, Inc.(a)	8,500	613,275
Progressive Corp. (The)	20,900	2,428,789
Sampo OYJ (Finland) (Class A Stock)	1,390	59,341
Sompo Holdings, Inc. (Japan)	4,700	188,053
Suncorp Group Ltd. (Australia)	2,781	17,946
Tokio Marine Holdings, Inc. (Japan)	2,800	49,765
Travelers Cos., Inc. (The)	8,535	1,307,562
W.R. Berkley Corp.	7,200	464,976
Willis Towers Watson PLC(a)	3,940	791,704
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	330	$131,555
		24,335,900
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	213,000	20,373,450
Alphabet, Inc. (Class C Stock)*	190,560	18,322,344
Match Group, Inc.*	10,200	487,050
Meta Platforms, Inc. (Class A Stock)*	81,030	10,994,150
Twitter, Inc.*	23,900	1,047,776
		51,224,770
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.*	315,100	35,606,300
eBay, Inc.	19,800	728,838
Etsy, Inc.*	4,400	440,572
		36,775,710
IT Services — 2.1%
Accenture PLC (Class A Stock)	22,500	5,789,250
Akamai Technologies, Inc.*(a)	5,600	449,792
Automatic Data Processing, Inc.	14,800	3,347,612
Broadridge Financial Solutions, Inc.	4,200	606,144
Capgemini SE (France)	938	150,174
Cognizant Technology Solutions Corp. (Class A Stock)	18,200	1,045,408
Computershare Ltd. (Australia)	12,943	206,442
DXC Technology Co.*	9,028	221,005
Edenred (France)	198	9,122
EPAM Systems, Inc.*	2,140	775,087
Fidelity National Information Services, Inc.	21,500	1,624,755
Fiserv, Inc.*	22,700	2,124,039
FleetCor Technologies, Inc.*	2,700	475,659
Gartner, Inc.*	2,800	774,732
Global Payments, Inc.	10,077	1,088,820
International Business Machines Corp.	32,100	3,813,801
Jack Henry & Associates, Inc.	2,700	492,129
Mastercard, Inc. (Class A Stock)	30,450	8,658,153
NEC Corp. (Japan)	600	19,212
Nomura Research Institute Ltd. (Japan)	800	19,539
NTT Data Corp. (Japan)	14,000	180,839
Obic Co. Ltd. (Japan)	200	26,819
Otsuka Corp. (Japan)	300	9,356
Paychex, Inc.	11,400	1,279,194
PayPal Holdings, Inc.*	41,200	3,546,084
TIS, Inc. (Japan)	500	13,275
VeriSign, Inc.*	3,300	573,210
Visa, Inc. (Class A Stock)(a)	58,300	10,356,995
		47,676,647
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	2,400	156,404
Hasbro, Inc.(a)	4,700	316,874
Shimano, Inc. (Japan)	200	31,293
		504,571

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	10,514	$1,277,977
Bio-Rad Laboratories, Inc. (Class A Stock)*	740	308,683
Bio-Techne Corp.	1,400	397,600
Charles River Laboratories International, Inc.*	1,760	346,368
Danaher Corp.	23,300	6,018,157
Eurofins Scientific SE (Luxembourg)	269	15,969
Illumina, Inc.*	5,600	1,068,424
IQVIA Holdings, Inc.*	6,600	1,195,524
Mettler-Toledo International, Inc.*	800	867,296
PerkinElmer, Inc.	4,600	553,518
Thermo Fisher Scientific, Inc.	13,900	7,049,941
Waters Corp.*	2,200	592,966
West Pharmaceutical Services, Inc.	2,700	664,416
		20,356,839
Machinery — 0.8%
Alfa Laval AB (Sweden)	630	15,622
Atlas Copco AB (Sweden) (Class A Stock)	5,472	50,859
Atlas Copco AB (Sweden) (Class B Stock)	3,016	25,000
Caterpillar, Inc.	18,900	3,101,112
Cummins, Inc.	5,100	1,037,901
Daimler Truck Holding AG (Germany)*	968	21,884
Deere & Co.	9,940	3,318,867
Dover Corp.	5,000	582,900
Epiroc AB (Sweden) (Class A Stock)	1,392	19,913
Epiroc AB (Sweden) (Class B Stock)	784	9,886
FANUC Corp. (Japan)	500	70,207
Fortive Corp.	12,450	725,835
GEA Group AG (Germany)	323	10,453
Hitachi Construction Machinery Co. Ltd. (Japan)	8,800	163,546
IDEX Corp.	2,710	541,593
Illinois Tool Works, Inc.(a)	10,100	1,824,565
Indutrade AB (Sweden)	580	9,408
Ingersoll Rand, Inc.	14,100	609,966
Komatsu Ltd. (Japan)	2,000	36,417
MINEBEA MITSUMI, Inc. (Japan)	900	13,314
MISUMI Group, Inc. (Japan)	700	15,073
NGK Insulators Ltd. (Japan)	6,100	75,925
Nordson Corp.	1,900	403,313
Otis Worldwide Corp.	15,101	963,444
PACCAR, Inc.	12,143	1,016,248
Parker-Hannifin Corp.	4,665	1,130,376
Pentair PLC	5,977	242,845
Schindler Holding AG (Switzerland)	71	10,698
SMC Corp. (Japan)	500	203,485
Snap-on, Inc.	1,900	382,565
Spirax-Sarco Engineering PLC (United Kingdom)	160	18,392
Stanley Black & Decker, Inc.	5,447	409,669
VAT Group AG (Switzerland), 144A	58	11,770
Volvo AB (Sweden) (Class A Stock)	442	6,541
Volvo AB (Sweden) (Class B Stock)	2,970	42,028
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	6,451	$524,789
Xylem, Inc.	6,200	541,632
		18,188,041
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	6	10,600
AP Moller - Maersk A/S (Denmark) (Class B Stock)	86	156,282
Kuehne + Nagel International AG (Switzerland)	774	157,611
Mitsui OSK Lines Ltd. (Japan)	800	14,314
Nippon Yusen KK (Japan)	1,200	20,369
SITC International Holdings Co. Ltd. (China)	47,000	86,195
ZIM Integrated Shipping Services Ltd. (Israel)(a)	1,600	37,600
		482,971
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	4,060	1,231,601
Comcast Corp. (Class A Stock)	156,580	4,592,491
Dentsu Group, Inc. (Japan)	500	14,214
DISH Network Corp. (Class A Stock)*(a)	9,017	124,705
Fox Corp. (Class A Stock)	11,100	340,548
Fox Corp. (Class B Stock)	5,733	163,391
Informa PLC (United Kingdom)	3,268	18,680
Interpublic Group of Cos., Inc. (The)	13,631	348,954
News Corp. (Class A Stock)	13,675	206,629
News Corp. (Class B Stock)	4,800	74,016
Omnicom Group, Inc.(a)	7,300	460,557
Paramount Global (Class B Stock)(a)	17,930	341,387
Publicis Groupe SA (France)	4,102	194,364
WPP PLC (United Kingdom)	19,618	161,950
		8,273,487
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	8,083	160,838
BHP Group Ltd. (Australia)	11,141	276,944
BlueScope Steel Ltd. (Australia)	17,094	166,011
Fortescue Metals Group Ltd. (Australia)	18,238	195,791
Freeport-McMoRan, Inc.	51,788	1,415,366
Glencore PLC (Australia)	20,720	108,884
Newmont Corp.	28,200	1,185,246
Nippon Steel Corp. (Japan)	1,800	24,981
Norsk Hydro ASA (Norway)	2,850	15,293
Nucor Corp.	9,500	1,016,405
Rio Tinto Ltd. (Australia)	705	42,647
Rio Tinto PLC (Australia)	2,466	133,425
South32 Ltd. (Australia)	10,304	24,461
Sumitomo Metal Mining Co. Ltd. (Japan)	600	17,194
voestalpine AG (Austria)	240	4,066
		4,787,552

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multiline Retail — 0.2%
Dollar General Corp.	8,100	$1,942,866
Dollar Tree, Inc.*	7,465	1,015,986
Next PLC (United Kingdom)	276	14,649
Target Corp.	16,360	2,427,660
Wesfarmers Ltd. (Australia)	2,430	66,433
		5,467,594
Multi-Utilities — 0.5%
Ameren Corp.	8,900	716,895
CenterPoint Energy, Inc.	21,800	614,324
CMS Energy Corp.	10,000	582,400
Consolidated Edison, Inc.	12,300	1,054,848
Dominion Energy, Inc.	29,615	2,046,693
DTE Energy Co.	6,700	770,835
E.ON SE (Germany)	21,647	166,309
Engie SA (France)	16,970	195,323
NiSource, Inc.	13,600	342,584
Public Service Enterprise Group, Inc.	17,600	989,648
Sempra Energy	11,319	1,697,171
WEC Energy Group, Inc.	11,213	1,002,778
		10,179,808
Oil, Gas & Consumable Fuels — 2.1%
APA Corp.	11,614	397,083
BP PLC (United Kingdom)	41,816	199,813
Chevron Corp.	64,022	9,198,041
ConocoPhillips	45,219	4,627,712
Coterra Energy, Inc.	28,300	739,196
Devon Energy Corp.(a)	23,300	1,401,029
Diamondback Energy, Inc.	6,300	758,898
Eni SpA (Italy)	20,653	219,515
EOG Resources, Inc.	20,700	2,312,811
EQT Corp.	12,500	509,375
Equinor ASA (Norway)	7,504	247,472
Exxon Mobil Corp.	148,099	12,930,524
Hess Corp.	9,900	1,079,001
Inpex Corp. (Japan)	20,900	194,936
Kinder Morgan, Inc.(a)	70,398	1,171,423
Marathon Oil Corp.	25,082	566,352
Marathon Petroleum Corp.	17,719	1,760,028
Occidental Petroleum Corp.	26,504	1,628,671
ONEOK, Inc.	15,500	794,220
Phillips 66	17,038	1,375,307
Pioneer Natural Resources Co.(a)	8,450	1,829,678
Repsol SA (Spain)	1,785	20,510
Shell PLC (Netherlands)	16,748	415,483
TotalEnergies SE (France)	5,455	255,919
Valero Energy Corp.	14,000	1,495,900
Williams Cos., Inc. (The)	43,100	1,233,953
		47,362,850
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	1,224	15,549
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,200	1,770,380
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
Haleon PLC (United Kingdom)*	12,233	$38,142
L’Oreal SA (France)	602	192,485
Unilever PLC (United Kingdom)	9,174	403,104
		2,404,111
Pharmaceuticals — 2.3%
Astellas Pharma, Inc. (Japan)	4,000	52,989
AstraZeneca PLC (United Kingdom)	1,676	184,242
Bayer AG (Germany)	3,272	150,756
Bristol-Myers Squibb Co.	75,870	5,393,598
Catalent, Inc.*(a)	6,300	455,868
Chugai Pharmaceutical Co. Ltd. (Japan)	1,400	34,976
Eli Lilly & Co.	28,000	9,053,800
GSK PLC	19,993	288,753
Ipsen SA (France)	2,201	203,703
Johnson & Johnson	93,458	15,267,299
Kyowa Kirin Co. Ltd. (Japan)	600	13,795
Merck & Co., Inc.	90,033	7,753,642
Merck KGaA (Germany)	438	70,904
Novartis AG (Switzerland)	7,176	547,077
Novo Nordisk A/S (Denmark) (Class B Stock)	3,549	353,544
Ono Pharmaceutical Co. Ltd. (Japan)	800	18,687
Organon & Co.	8,753	204,820
Orion OYJ (Finland) (Class B Stock)	240	10,106
Pfizer, Inc.	199,470	8,728,807
Roche Holding AG	2,027	659,855
Sanofi (France)	4,812	366,417
Shionogi & Co. Ltd. (Japan)	600	28,976
Takeda Pharmaceutical Co. Ltd. (Japan)	3,300	85,694
Viatris, Inc.	41,986	357,721
Zoetis, Inc.	16,700	2,476,443
		52,762,472
Professional Services — 0.2%
CoStar Group, Inc.*	14,100	982,065
Equifax, Inc.	4,400	754,292
Jacobs Solutions, Inc.	4,500	488,205
Leidos Holdings, Inc.	4,900	428,603
Nielsen Holdings PLC	13,200	365,904
Randstad NV (Netherlands)	272	11,740
RELX PLC (United Kingdom)	4,200	102,630
Robert Half International, Inc.	3,800	290,700
Verisk Analytics, Inc.	5,700	972,021
Wolters Kluwer NV (Netherlands)	1,857	180,823
		4,576,983
Real Estate Management & Development — 0.0%
Aroundtown SA (Germany)	2,214	4,848
Capitaland Investment Ltd. (Singapore)	5,800	13,954
CBRE Group, Inc. (Class A Stock)*	11,600	783,116
CK Asset Holdings Ltd. (Hong Kong)	4,500	27,015
Daito Trust Construction Co. Ltd. (Japan)	200	18,708

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
New World Development Co. Ltd. (Hong Kong)	4,000	$11,360
Sino Land Co. Ltd. (Hong Kong)	8,000	10,523
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	18,134
		887,658
Road & Rail — 0.4%
CSX Corp.	77,000	2,051,280
J.B. Hunt Transport Services, Inc.	3,000	469,260
Norfolk Southern Corp.	8,400	1,761,060
Old Dominion Freight Line, Inc.	3,365	837,111
Union Pacific Corp.	22,160	4,317,211
		9,435,922
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	57,199	3,624,129
Advantest Corp. (Japan)	500	23,090
Analog Devices, Inc.	18,547	2,584,339
Applied Materials, Inc.	30,900	2,531,637
ASML Holding NV (Netherlands)	516	213,768
Broadcom, Inc.	14,360	6,375,984
Enphase Energy, Inc.*	4,900	1,359,603
Infineon Technologies AG (Germany)	2,816	61,625
Intel Corp.	145,900	3,759,843
KLA Corp.	5,050	1,528,282
Lam Research Corp.	4,890	1,789,740
Microchip Technology, Inc.	19,300	1,177,879
Micron Technology, Inc.	39,400	1,973,940
Monolithic Power Systems, Inc.	1,600	581,440
NVIDIA Corp.	88,960	10,798,854
NXP Semiconductors NV (China)	9,400	1,386,594
ON Semiconductor Corp.*	15,400	959,882
Qorvo, Inc.*(a)	3,607	286,432
QUALCOMM, Inc.	39,800	4,496,604
Rohm Co. Ltd. (Japan)	1,200	78,643
Skyworks Solutions, Inc.	5,700	486,039
SolarEdge Technologies, Inc.*	2,000	462,920
STMicroelectronics NV (Singapore)	1,466	45,559
SUMCO Corp. (Japan)	800	9,321
Teradyne, Inc.	5,600	420,840
Texas Instruments, Inc.	32,500	5,030,350
		52,047,337
Software — 4.1%
Adobe, Inc.*	16,680	4,590,336
ANSYS, Inc.*	3,200	709,440
Autodesk, Inc.*	7,800	1,457,040
Cadence Design Systems, Inc.*	9,800	1,601,614
Ceridian HCM Holding, Inc.*(a)	5,550	310,134
Citrix Systems, Inc.	4,300	447,200
Dassault Systemes SE (France)	6,438	222,272
Fortinet, Inc.*	23,500	1,154,555
Intuit, Inc.	9,980	3,865,454
Microsoft Corp.	265,120	61,746,448
Nice Ltd. (Israel)*	134	25,215
NortonLifeLock, Inc.	20,878	420,483
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Oracle Corp.	53,950	$3,294,727
Paycom Software, Inc.*	1,720	567,583
PTC, Inc.*	3,600	376,560
Roper Technologies, Inc.	3,780	1,359,439
Salesforce, Inc.*	35,350	5,084,744
SAP SE (Germany)	237	19,314
ServiceNow, Inc.*	7,050	2,662,151
Synopsys, Inc.*	5,500	1,680,305
Tyler Technologies, Inc.*	1,510	524,725
WiseTech Global Ltd. (Australia)	320	10,455
		92,130,194
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	2,100	328,314
AutoZone, Inc.*	700	1,499,351
Bath & Body Works, Inc.	8,106	264,256
Best Buy Co., Inc.(a)	7,375	467,132
CarMax, Inc.*(a)	5,600	369,712
Chow Tai Fook Jewellery Group Ltd. (China)	7,000	13,156
Fast Retailing Co. Ltd. (Japan)	200	105,989
Home Depot, Inc. (The)	36,550	10,085,607
Industria de Diseno Textil SA (Spain)	10,125	208,946
JD Sports Fashion PLC (United Kingdom)	140,528	154,817
Lowe’s Cos., Inc.	22,700	4,263,287
O’Reilly Automotive, Inc.*	2,330	1,638,805
Ross Stores, Inc.	12,300	1,036,521
TJX Cos., Inc. (The)	41,800	2,596,616
Tractor Supply Co.	3,900	724,932
Ulta Beauty, Inc.*	1,900	762,261
USS Co. Ltd. (Japan)	500	7,722
		24,527,424
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	537,040	74,218,928
Brother Industries Ltd. (Japan)	6,600	114,025
Hewlett Packard Enterprise Co.	45,448	544,467
HP, Inc.	32,348	806,112
NetApp, Inc.	7,700	476,245
Seagate Technology Holdings PLC(a)	7,100	377,933
Seiko Epson Corp. (Japan)	7,500	102,409
Western Digital Corp.*	11,303	367,913
		77,008,032
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	874	17,459
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,137	201,723
Hermes International (France)	67	78,800
LVMH Moet Hennessy Louis Vuitton SE (France)	594	350,207
Moncler SpA (Italy)	444	18,126
NIKE, Inc. (Class B Stock)	45,000	3,740,400
Ralph Lauren Corp.(a)	1,800	152,874
Swatch Group AG (The) (Switzerland)	77	3,226
Tapestry, Inc.	9,500	270,085

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.(a)	11,300	$337,983
		5,170,883
Tobacco — 0.3%
Altria Group, Inc.	63,900	2,580,282
British American Tobacco PLC (United Kingdom)	9,851	353,233
Imperial Brands PLC (United Kingdom)	1,916	39,398
Japan Tobacco, Inc. (Japan)	12,200	200,480
Philip Morris International, Inc.	55,000	4,565,550
		7,738,943
Trading Companies & Distributors — 0.2%
Brenntag SE (Germany)	2,571	155,422
Bunzl PLC (United Kingdom)	700	21,387
Fastenal Co.	20,000	920,800
IMCD NV (Netherlands)	120	14,227
Marubeni Corp. (Japan)	22,800	198,941
Mitsubishi Corp. (Japan)	6,100	166,836
Mitsui & Co. Ltd. (Japan)	11,400	242,590
Sumitomo Corp. (Japan)	14,100	174,197
United Rentals, Inc.*	2,600	702,312
W.W. Grainger, Inc.(a)	1,600	782,704
		3,379,416
Water Utilities — 0.0%
American Water Works Co., Inc.	6,500	846,040
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	5,200	176,234
T-Mobile US, Inc.*	21,400	2,871,238
		3,047,472

Total Common Stocks (cost $330,106,820)		1,098,131,127
Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF(a)	26,100	9,360,765
iShares MSCI EAFE ETF(a)	1,759	98,522

Total Exchange-Traded Funds (cost $8,323,092)		9,459,287
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	4,870
Porsche Automobil Holding SE (Germany) (PRFC)	2,929	165,029
Volkswagen AG (Germany) (PRFC)	394	48,144
		218,043
Banks — 0.0%
Citigroup Capital XIII, 9.176%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	20,000	558,000
	Shares	Value

Preferred Stocks (continued)
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	30,000	$733,500

Total Preferred Stocks (cost $1,499,178)		1,509,543

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.7%
Automobiles — 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	1,400	1,387,520
Series 2019-03, Class C
2.320%	07/18/25	2,300	2,265,722
Series 2021-02, Class C
1.010%	01/19/27	900	820,637
Series 2021-03, Class C
1.410%	08/18/27	900	821,709
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	1,921,646
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,527,768
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,300	1,195,906
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,066,124
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,222,288
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,739,287
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	727,579
Series 2021-04, Class C
1.380%	07/15/27	600	543,053
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,800	1,730,420
Series 2019-01, Class A, 144A
3.520%	07/15/30	3,300	3,247,338
Series 2020-01, Class A, 144A
2.040%	08/15/31	2,500	2,324,642
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	797,064
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	345,781
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	170,353
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,111,747

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		1,500	$1,372,753
Series 2022-02A, Class A, 144A
2.330%	06/26/28		3,300	2,884,935
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,100	3,895,011
Series 2021-01A, Class B, 144A
1.260%	07/14/28		1,800	1,601,403
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		302	300,324
Series 2020-03, Class C
1.120%	01/15/26		1,284	1,274,858
Series 2020-04, Class C
1.010%	01/15/26		1,020	1,008,513
Series 2021-02, Class C
0.900%	06/15/26		800	779,448
Series 2021-02, Class D
1.350%	07/15/27		1,700	1,601,942
Series 2021-03, Class C
0.950%	09/15/27		1,400	1,352,363
Series 2021-04, Class C
1.260%	02/16/27		1,900	1,815,177
Series 2022-01, Class C
2.560%	04/17/28		1,100	1,040,542
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	366,516
				48,260,369
Collateralized Loan Obligations — 4.5%
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	07/20/34		2,500	2,397,115
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.953%(c)	01/25/35		500	480,982
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.382%(c)	07/15/29		624	614,848
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,750	1,663,324
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.560%(c)	01/17/28		5	5,215
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)(original cost $2,750,000; purchased 08/03/21)(f)
3.512%(c)	07/15/30		2,750	2,701,458
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	01/20/32		6,750	$6,604,292
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.940%(c)	10/17/31		7,000	6,801,034
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.241%(c)	05/22/32	EUR	1,750	1,645,903
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,800	3,477,234
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		435	430,140
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31		1,000	973,599
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31		248	242,900
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.878%(c)	10/19/28		4,752	4,686,129
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
4.180%(c)	04/20/32		7,500	7,374,314
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
3.885%(c)	10/20/31		4,237	4,121,775
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
3.618%(c)	10/15/32		6,000	5,811,419
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.852%(c)	04/21/31		3,458	3,378,761
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.632%(c)	07/15/31		2,500	2,433,092
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
4.397%(c)	09/01/31		4,000	3,910,042

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
2.096%(c)	01/15/33		2,500	$2,422,672
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.760%(c)	07/20/30		2,500	2,456,572
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.820%(c)	04/17/31		2,956	2,878,976
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30		742	731,111
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.810%(c)	07/20/30		5,000	4,909,935
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
4.677%(c)	06/20/34		3,750	3,592,197
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
4.030%(c)	10/20/32		2,500	2,432,659
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34		4,750	4,539,302
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.910%(c)	07/20/31		1,750	1,698,880
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	3,000	2,731,548
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
4.170%(c)	07/20/32		7,500	7,324,028
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
3.392%(c)	07/15/27		87	86,660
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31		2,000	1,953,958
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/31		3,750	3,639,944
				101,152,018
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		2,400	$2,334,735
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		515	511,727
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,672,706
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
3.045%(c)	06/16/36		2,000	1,923,632
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		800	742,766
				7,185,566
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		2,100	2,044,400
Series 2018-A, Class A5, 144A
3.610%	03/10/42		500	485,488
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,600	1,545,484
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,467,841
				5,543,213
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		928	795,827
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24		2,240	2,075,492
				2,871,319
Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.834%(c)	03/25/34		147	142,461
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
3.879%(c)	06/25/34		113	107,163
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.619%(c)	04/16/23^	EUR	932	868,108
				1,117,732
Student Loans — 0.4%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		551	506,980

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	400	$379,867
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	110	104,987
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	104	102,919
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	194	192,580
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	213	208,144
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	253	252,231
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	206	203,896
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	599	574,418
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	623	569,699
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
3.614%(c)	05/25/70	1,463	1,425,149
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	513	498,990
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	600	566,783
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	929	870,422
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	617	601,848
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,245	1,161,104
			8,220,017

Total Asset-Backed Securities (cost $184,818,270)			174,350,234
Commercial Mortgage-Backed Securities — 6.1%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	2,958,461
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	2,878,814
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	1,918,682
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,110,224
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,607,791
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,648,444
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	$3,331,025
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,683,273
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,133,622
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,090	1,931,247
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	689	674,462
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,506,645
Series 2017-P07, Class A3
3.442%	04/14/50	3,721	3,431,086
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	1,744	1,695,112
Series 2014-LC17, Class A4
3.648%	10/10/47	3,024	2,920,230
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,482	2,363,528
Series 2017-C08, Class A3
3.127%	06/15/50	3,678	3,311,626
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.482%(cc)	03/25/26	4,328	162,378
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.714%(c)	11/21/35	1,064	1,029,487
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	2,763	2,642,889
Series 2015-GC34, Class A3
3.244%	10/10/48	4,715	4,443,679
Series 2016-GS03, Class A3
2.592%	10/10/49	3,901	3,547,228
Series 2016-GS04, Class A3
3.178%	11/10/49	3,796	3,484,696
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,223,843
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	532	510,958
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,978	3,744,603
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,625,399

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	$2,336,111
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	489	484,293
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
4.169%(c)	04/15/38	2,150	2,042,307
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	4,782	4,484,851
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,802,383
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,533,163
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,354,603
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	8,923,005
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,458	2,353,234
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,578,183
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,667,012
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	2,682,708
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46	713	707,784
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,114,446
Series 2017-C38, Class A4
3.190%	07/15/50	3,214	2,940,823
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	6,898,261
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	3,927,418
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,177,949

Total Commercial Mortgage-Backed Securities (cost $155,855,724)			138,527,966
Corporate Bonds — 10.4%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,429,302
3.900%	05/01/49	1,500	979,184
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	$522,004
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	763,948
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	851,490
			4,545,928
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,365	1,198,576
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	717,687
			1,916,263
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,716	1,427,426
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26(a)	233	220,420
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,104,561
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	526,418
4.625%	04/15/29	115	95,496
			3,374,321
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	550	419,885
Auto Manufacturers — 0.4%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	3,770	3,474,955
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	665	471,318
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	157,501
3.350%	11/01/22	2,845	2,840,316
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	644,116
6.600%	04/01/36	585	546,528

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	$1,657,884
			9,792,618
Banks — 2.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	800	691,472
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.543%(c)	04/12/23	400	400,153
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	1,075,624
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	310	255,928
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,344,552
2.496%(ff)	02/13/31	5,165	4,077,159
3.194%(ff)	07/23/30	1,050	884,339
3.824%(ff)	01/20/28	615	566,400
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,646,446
4.200%	08/26/24	745	733,309
4.450%	03/03/26	4,790	4,621,059
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	792,517
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	578,064
3.932%(ff)	05/07/25	320	307,540
4.375%	01/12/26	323	304,770
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	634,776
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	480	431,967
2.591%(ff)	01/20/28	800	688,299
3.132%(ff)	01/20/33	1,335	1,017,218
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,346,124
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,613,012
3.200%	10/21/26	670	613,756
3.700%	01/12/26	1,610	1,523,264
3.887%(ff)	01/10/28	560	515,813
Sub. Notes
4.450%	09/29/27	1,485	1,377,571
4.750%	05/18/46	440	349,034
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,100	961,642
3.091%(ff)	05/14/32	560	392,260
4.282%	01/09/28	980	834,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	460	$390,549
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	561,698
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	560	521,123
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	1,983,705
3.750%	02/25/26	1,165	1,104,390
3.814%(ff)	04/23/29	440	391,219
3.850%	01/26/27	2,625	2,447,185
Sub. Notes
6.750%	10/01/37	225	224,821
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	389,867
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	485,474
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,083,011
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.276%(c)	01/30/23(oo)	979	974,593
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	189,621
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,226,634
3.782%(ff)	02/01/28	270	247,621
3.964%(ff)	11/15/48	2,240	1,677,293
4.005%(ff)	04/23/29	1,360	1,230,106
Sub. Notes
3.875%	09/10/24	3,525	3,449,691
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,082,899
3.772%(ff)	01/24/29	1,295	1,166,966
3.875%	01/27/26	550	524,670
4.431%(ff)	01/23/30	455	418,682
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	929,704
Sub. Notes, GMTN
4.350%	09/08/26	3,050	2,912,666
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30	1,570	1,432,313
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	3,200	2,715,961
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,237,979

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	$1,921,776
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,317,148
			66,817,732
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,099,885
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26	2,785	2,487,283
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31(a)	780	598,406
			4,185,574
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	2,840	1,944,781
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	400	306,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	253,899
			559,899
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	5	3,946
5.250%	11/15/41	350	314,011
9.400%	05/15/39	15	19,069
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	620	527,291
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)	875	820,313
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	577,500
6.500%	09/27/28	405	360,009
			2,622,139
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	650,110
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
7.000%	10/15/37	390	$408,978
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	250	196,290
4.875%	01/15/28	735	674,346
5.250%	01/15/30	265	239,799
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	815	660,478
			2,830,001
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	445	420,246
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27(a)	3,485	3,240,386
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	435,345
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	899,433
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,108,365
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,115,184
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	245,741
			7,464,700
Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28(a)	370	312,835
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	438	284,957
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	557,979
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	335,461
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,400	1,100,883
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	334,344

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	$833,313
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31(h)	2,290	1,815,218
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	135,962
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	545,169
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	824,499
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	1,500	1,041,184
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	302,000
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	392,562
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	143,387
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28(h)	2,105	1,951,923
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	530,545
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24(h)	1,560	1,529,135
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	788,826
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	39,039
3.875%	02/15/32	150	117,279
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	198,700
2.450%	12/02/27	970	795,962
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	358,283
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	505,870
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	793,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	$528,747
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	926,267
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	834,217
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	255,813
First Ref. Mortgage, Series C
3.600%	02/01/45	690	464,126
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	495	446,930
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,405,010
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	410,304
			21,839,911
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	600	561,055
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,350	836,595
			1,397,650
Entertainment — 0.0%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	450	336,822
5.141%	03/15/52	650	472,328
			809,150
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49	1,030	850,967
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	350	295,954
4.375%	01/31/32	600	497,284
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	351,616
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,200	1,166,693
			3,162,514

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24		207	$202,239
Gas — 0.2%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		270	199,523
3.600%	05/01/30		1,600	1,391,969
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/32		1,455	1,316,913
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	1,837,680
				4,746,085
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	728,302
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		475	381,446
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	300	230,726
				1,340,474
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	491,711
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		885	636,598
4.625%	05/15/42		330	285,344
HCA, Inc.,
Gtd. Notes
5.125%	06/15/39		665	557,780
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	560,862
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30		425	354,463
6.125%	06/15/30		225	206,947
				3,093,705
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31		400	294,183
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	377,096
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	600	$586,500
			1,257,779
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/26	2,010	1,849,268
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	762,565
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	698,086
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	142,537
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39(a)	650	715,963
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	88,978
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,172,988
6.850%	12/16/39	122	133,595
			3,714,712
Internet — 0.1%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes, 144A
4.450%	08/15/52	1,500	1,225,371
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	1,000	994,978
5.500%	05/01/26	500	473,821
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	311,968
6.384%	10/23/35	1,695	1,561,872
6.484%	10/23/45	1,000	883,470
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	2,879,166
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,000	751,330
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	823	489,980

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,340	$983,647
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	213,304
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	515	577,121
			10,120,657
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	736,766
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,182,930
			2,919,696
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	385	383,147
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	226	225,384
			608,531
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,101,939
5.500%	12/01/24	500	498,601
			1,600,540
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	416,058
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	727,118
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	430	427,653
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	201,968
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	369,600
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	350	332,928
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		390	$366,600
4.875%	03/30/26		570	508,725
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30		275	242,585
6.250%	04/15/32		325	289,082
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		400	370,752
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		1,040	1,035,468
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	67,623
6.350%	02/12/48		458	244,412
6.490%	01/23/27		346	288,253
6.500%	03/13/27		130	108,862
Gtd. Notes, MTN
6.750%	09/21/47		471	261,405
6.875%	08/04/26(a)		770	690,651
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		1,544	1,347,140
2.250%	07/12/31		545	438,725
				8,735,608
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31		300	225,111
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		3,570	3,120,419
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24		450	432,000
				3,777,530
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25		950	919,802
4.250%	11/21/49		1,000	802,415
4.500%	05/14/35		1,595	1,423,081
4.550%	03/15/35		1,770	1,590,277
4.700%	05/14/45		855	726,361
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,150	1,102,671
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		102	99,091

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	280	$244,509
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,870	1,765,976
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,122,413
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	862,079
5.300%	12/05/43	185	166,069
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	429,846
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	598,444
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	323,281
			12,176,315
Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	525	528,021
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	36,718
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	842,700
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	743,024
5.000%	05/15/50	990	773,608
6.125%	12/15/45	120	104,865
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	23,881
7.500%	06/01/30	25	23,673
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,041,265
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,099,824
4.875%	06/01/25	2,275	2,234,097
5.200%	03/01/47	25	20,601
5.500%	02/15/49	700	596,566
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	123,387
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	$2,845,185
4.500%	03/15/50	245	176,861
4.950%	07/13/47	640	494,073
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	68,765
4.125%	08/15/31	55	45,579
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	65,663
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	190,252
4.900%	01/15/45	1,100	893,140
			12,971,748
Real Estate Investment Trusts (REITs) — 0.3%
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	945	655,543
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	693,269
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	2,420	1,944,848
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	435,317
5.000%	10/15/27	275	237,523
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31(h)	2,250	1,910,748
			5,877,248
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	500	435,105
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,642,882
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,290,538
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	131,252
3.875%	10/01/31(a)	425	272,319
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,020	966,288
			6,738,384

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	$2,499,259
Software — 0.1%
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,049,872
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32(a)	1,845	1,604,997
			2,654,869
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	736	547,711
3.500%	09/15/53	2,817	1,876,951
3.650%	09/15/59	4	2,597
4.300%	02/15/30	490	448,450
4.500%	05/15/35	765	662,267
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	350	404,688
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27(a)	250	209,287
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
2.550%	02/15/31	965	764,466
3.875%	04/15/30	5,500	4,874,078
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,515	1,209,494
2.650%	11/20/40	1,095	710,201
4.016%	12/03/29	1,365	1,237,684
			12,947,874
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	782,984
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	714,821
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	120,770
			1,618,575

Total Corporate Bonds (cost $277,286,843)			236,359,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	$169,277
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,486,589
Taxable, Revenue Bonds
2.574%	04/01/31	415	358,561
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,503,914
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	412,551
7.625%	03/01/40	205	252,323
			4,013,938
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	614,281
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,071,769
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,305	2,307,206
			3,378,975
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,217,252
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,050	1,068,605
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	409,978
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	275	274,272
			684,250
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	452,510
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	512,920

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	$278,703

Total Municipal Bonds (cost $11,690,301)			12,390,711
Residential Mortgage-Backed Securities — 1.7%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	10,339
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.540%(cc)	02/25/35	41	40,212
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
3.481%(c)	06/25/31	1,536	1,514,129
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
3.281%(c)	09/25/31	1,500	1,410,001
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
3.281%(c)	09/25/31	1,037	1,021,831
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
4.031%(c)	01/26/32	2,270	2,248,733
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.094%(cc)	02/25/37	77	74,835
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	534	503,094
Eagle Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
3.831%(c)	04/25/34	3,840	3,810,814
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	2,563	2,249,330
Series 2020-24, Class SP, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
2.966%(c)	04/25/50	838	94,145
Series 2021-03, Class JI, IO
2.500%	02/25/51	2,452	327,686
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
4.881%(c)	11/25/50	1,337	1,322,404
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
6.684%(c)	07/25/50	23	22,580
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
8.334%(c)	09/25/50	155	154,032
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	10/25/33	2,005	$1,909,716
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
3.931%(c)	01/25/34	182	177,820
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
3.131%(c)	09/25/41	4,489	4,328,446
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
3.281%(c)	01/25/42	1,186	1,151,727
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,252	2,014,303
Series 4535, Class PA
3.000%	03/15/44	392	368,301
Series 4680, Class GZ
3.500%	03/15/47	1,205	1,056,474
Series 5021, Class SB, IO, 30 Day Average SOFR + 3.550% (Cap 3.550%, Floor 0.000%)
1.269%(c)	10/25/50	1,984	75,763
Series 5023, Class IO, IO
2.000%	10/25/50	921	107,814
Series 5222, Class SA, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.219%(c)	05/25/52	328	6,796
Government National Mortgage Assoc.,
Series 2019-69, Class KB
3.000%	06/20/49	2,400	1,915,169
Series 2021-165, Class ST, IO, 1 Month LIBOR + 3.360% (Cap 0.020%, Floor 0.000%)
0.020%(c)	01/20/50	477	158
Series 2021-177, Class SB, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	10/20/51	2,157	43,921
Series 2021-205, Class DS, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	11/20/51	3,541	72,230
Series 2022-126, Class CS, IO, 30 Day Average SOFR + 3.760% (Cap 3.760%, Floor 0.000%)
1.476%(c)	07/20/52	4,482	61,316
Series 2022-148, Class DS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	08/20/52	1,647	24,235
Series 2022-46, Class S, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	861	16,763
Series 2022-51, Class SC, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	3,969	70,731
Series 2022-66, Class SB, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	1,347	30,056

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-68, Class SP, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	1,051	$22,133
Series 2022-78, Class MS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	04/20/52	3,449	59,930
Series 2022-78, Class SB, IO, 30 Day Average SOFR + 3.750% (Cap 3.750%, Floor 0.000%)
1.466%(c)	04/20/52	2,335	48,334
Series 2022-93, Class GS, IO, 30 Day Average SOFR + 3.650% (Cap 3.650%, Floor 0.000%)
1.366%(c)	05/20/52	748	13,231
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
4.734%(c)	05/25/29	116	115,215
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
3.531%(c)	01/25/34	590	587,331
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.940%(cc)	07/25/35	25	24,081
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	246	226,445
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	1,887	1,676,247
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	315	309,930
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.834%(c)	01/25/48	180	173,776
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
4.634%(c)	07/25/28	103	103,143
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
3.881%(c)	04/25/34	2,700	2,638,546
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22	1,141	1,106,328
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
5.984%(c)	02/27/24	1,829	1,789,340
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	810	772,290
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.624%(cc)	02/25/34	66	63,089
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	$1,049
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
3.684%(c)	02/25/57		513	507,299
Series 2020-04, Class A1, 144A
1.750%	10/25/60		609	542,044

Total Residential Mortgage-Backed Securities (cost $42,033,281)				39,015,685
Sovereign Bonds — 0.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,256,347
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	368,600
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	201,410
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28(a)		745	678,792
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	378,987
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510	1,314,129
3.375%	07/30/25	EUR	1,200	1,152,024
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	197,701
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	978,243
3.000%	03/12/24		200	195,479
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	235,089
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	406,959
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		665	643,387
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		1,285	1,273,756
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23		600	595,505

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	395	$359,771

Total Sovereign Bonds (cost $12,342,223)			11,236,179
U.S. Government Agency Obligations — 10.1%
Federal Home Loan Bank
5.500%	07/15/36	850	946,126
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	1,272	976,898
2.000%	01/01/32	395	354,533
2.000%	02/01/36	961	847,852
2.000%	06/01/40	759	636,102
2.000%	10/01/40	1,264	1,058,683
2.000%	09/01/50	2,884	2,349,385
2.000%	03/01/51	936	761,902
2.000%	09/01/51	491	399,711
2.000%	10/01/51	494	401,792
2.500%	03/01/30	220	204,292
2.500%	03/01/51	688	582,397
2.500%	04/01/51	5,713	4,823,836
2.500%	08/01/51	494	416,087
2.500%	08/01/51	2,665	2,245,331
2.500%	09/01/51	1,879	1,584,074
2.500%	09/01/51	4,538	3,824,674
2.500%	12/01/51	2,943	2,477,536
3.000%	10/01/28	146	140,295
3.000%	06/01/29	323	307,087
3.000%	01/01/37	87	79,784
3.000%	06/01/42	142	127,384
3.000%	10/01/42	349	313,415
3.000%	01/01/43	329	294,857
3.000%	07/01/43	885	792,215
3.000%	11/01/49	1,173	1,028,740
3.000%	02/01/50	1,453	1,274,775
3.000%	05/01/50	304	265,679
3.000%	02/01/52	3,959	3,459,337
3.500%	06/01/42	150	138,057
3.500%	01/01/47	244	224,164
3.500%	02/01/47	411	376,989
4.000%	06/01/26	128	123,572
4.000%	09/01/26	48	46,435
4.000%	03/01/38	171	161,842
4.000%	10/01/39	281	267,988
4.000%	09/01/40	339	323,542
4.000%	12/01/40	159	151,705
4.000%	10/01/41	147	140,134
4.000%	01/01/42	49	46,302
4.000%	04/01/52	975	910,680
4.500%	02/01/39	38	37,347
4.500%	09/01/39	59	57,653
4.500%	10/01/39	506	496,749
4.500%	12/01/39	52	51,328
4.500%	07/01/41	67	64,570
4.500%	07/01/41	1,078	1,057,244
4.500%	08/01/41	106	101,921
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	08/01/41	108	$103,179
4.500%	08/01/41	171	165,287
4.500%	10/01/41	98	93,731
4.500%	12/01/47	95	92,240
4.500%	08/01/48	202	195,486
5.000%	05/01/34	12	11,992
5.000%	05/01/34	144	144,877
5.000%	10/01/35	3	3,275
5.000%	07/01/37	184	185,275
5.000%	05/01/39	28	27,872
5.500%	12/01/33	32	31,442
5.500%	01/01/34	29	29,217
5.500%	06/01/34	38	38,610
5.500%	07/01/34	90	92,696
5.500%	05/01/37	25	25,670
5.500%	02/01/38	192	198,739
5.500%	05/01/38	22	22,256
5.500%	07/01/38	51	53,144
6.000%	03/01/32	117	119,804
6.000%	12/01/33	22	22,317
6.000%	11/01/36	25	25,526
6.000%	01/01/37	22	22,883
6.000%	05/01/37	11	11,927
6.000%	02/01/38	2	1,998
6.000%	08/01/39	31	33,064
6.750%	03/15/31	550	650,735
7.000%	05/01/31	3	2,802
7.000%	06/01/31	11	11,095
7.000%	08/01/31	90	92,412
7.000%	10/01/31	5	5,484
Federal National Mortgage Assoc.
1.500%	02/01/42	486	387,209
1.500%	11/01/50	3,348	2,576,460
1.500%	12/01/50	3,513	2,702,244
2.000%	08/01/31	381	341,372
2.000%	02/01/41	1,608	1,346,847
2.000%	05/01/41(k)	3,543	2,968,420
2.000%	08/01/50	1,180	962,886
2.000%	10/01/50(h)	6,673	5,441,371
2.000%	11/01/50	1,604	1,307,661
2.000%	03/01/51	3,232	2,632,210
2.000%	05/01/51	2,864	2,331,514
2.000%	08/01/51	1,001	814,537
2.000%	10/01/51	3,016	2,451,515
2.500%	TBA	5,500	4,601,416
2.500%	TBA	12,500	10,485,107
2.500%	10/01/43	344	292,813
2.500%	12/01/46	717	613,456
2.500%	03/01/50	710	600,795
2.500%	08/01/50	2,502	2,115,894
2.500%	04/01/51	2,875	2,428,174
2.500%	08/01/51	976	822,808
2.500%	08/01/51	1,484	1,251,203
2.500%	10/01/51	536	451,334
2.500%	11/01/51	2,486	2,094,009
2.500%	02/01/52	488	411,987
2.500%	03/01/52	506	425,641

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	05/01/52	1,468	$1,239,731
3.000%	TBA	23,500	20,441,183
3.000%	02/01/27	503	488,889
3.000%	08/01/30	452	426,422
3.000%	11/01/36	669	610,255
3.000%	12/01/42	589	528,017
3.000%	03/01/43	123	109,896
3.000%	11/01/46	428	379,765
3.000%	01/01/47	636	564,166
3.000%	02/01/47	675	599,634
3.000%	03/01/47	354	314,486
3.000%	06/01/49	15	13,121
3.000%	12/01/49	1,334	1,170,118
3.000%	01/01/50	488	427,812
3.000%	02/01/50	500	437,943
3.000%	02/01/50	2,739	2,405,907
3.000%	03/01/50	278	243,287
3.000%	03/01/52	968	846,126
3.000%	04/01/52	491	428,526
3.000%	04/01/52	993	870,127
3.000%	10/01/52	500	436,168
3.500%	TBA	9,000	8,093,380
3.500%	TBA	13,500	12,148,945
3.500%	07/01/31	374	354,947
3.500%	02/01/33	889	842,497
3.500%	06/01/39	265	244,062
3.500%	01/01/42	1,588	1,459,666
3.500%	05/01/42	798	732,876
3.500%	07/01/42	414	380,096
3.500%	08/01/42	160	146,728
3.500%	08/01/42	396	363,662
3.500%	09/01/42	224	206,077
3.500%	09/01/42	830	762,255
3.500%	11/01/42	114	104,323
3.500%	03/01/43	1,291	1,183,331
3.500%	04/01/43	253	232,264
3.500%	04/01/43	358	328,625
3.500%	01/01/46	638	591,821
3.500%	07/01/46	458	420,319
3.500%	11/01/46	540	495,268
3.500%	09/01/47	278	254,604
3.500%	01/01/48	2,356	2,155,159
3.500%	05/01/48	474	432,940
3.500%	06/01/48	474	433,548
3.500%	07/01/48	286	261,102
3.500%	03/01/49	5,578	5,080,022
3.500%	05/01/49	420	381,970
3.500%	06/01/49	232	212,497
4.000%	10/01/41	1,108	1,056,125
4.000%	09/01/44	706	670,983
4.000%	10/01/46	252	238,045
4.000%	02/01/47	130	123,140
4.000%	09/01/47	440	416,361
4.000%	11/01/47	308	292,083
4.000%	11/01/47	619	587,121
4.000%	03/01/49	2,819	2,664,597
4.000%	04/01/52	498	462,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	05/01/52	1,496	$1,390,583
4.500%	TBA	2,000	1,905,156
4.500%	TBA	1,500	1,427,127
4.500%	07/01/33	22	21,376
4.500%	08/01/33	24	23,506
4.500%	09/01/33	52	50,193
4.500%	10/01/33	3	2,666
4.500%	10/01/33	19	18,573
4.500%	10/01/33	57	55,402
4.500%	01/01/35	1	697
4.500%	07/01/39	412	403,205
4.500%	08/01/39	576	563,650
4.500%	03/01/41	192	188,243
4.500%	11/01/47	984	953,356
4.500%	01/01/49	158	152,201
5.000%	TBA	7,500	7,294,960
5.000%	03/01/34	117	117,853
5.000%	06/01/35	42	41,863
5.000%	07/01/35	55	55,506
5.000%	09/01/35	44	44,568
5.000%	11/01/35	56	56,544
5.000%	02/01/36	51	50,926
5.000%	05/01/36	25	25,500
5.500%	09/01/33	98	100,856
5.500%	10/01/33	46	46,618
5.500%	12/01/33	29	29,719
5.500%	01/01/34	1	623
5.500%	12/01/34	95	97,876
5.500%	10/01/35	202	202,831
5.500%	03/01/36	44	44,767
5.500%	05/01/36	89	90,921
5.500%	04/01/37	46	47,542
6.000%	04/01/33	8	7,670
6.000%	06/01/33	3	2,830
6.000%	10/01/33	176	181,340
6.000%	11/01/33	2	2,084
6.000%	11/01/33	8	8,099
6.000%	11/01/33	40	41,005
6.000%	01/01/34	183	189,874
6.000%	02/01/34	35	35,741
6.000%	03/01/34	18	17,842
6.000%	03/01/34	22	22,202
6.000%	07/01/34	121	125,709
6.000%	08/01/34	1	530
6.000%	10/01/34	2	1,961
6.000%	11/01/34	2	2,278
6.000%	11/01/34	7	7,159
6.000%	01/01/35	47	48,047
6.000%	01/01/35	92	93,872
6.000%	02/01/35	35	35,126
6.000%	02/01/35	116	120,927
6.000%	03/01/35	1	1,025
6.000%	04/01/35	—(r)	464
6.000%	07/01/36	17	18,363
6.000%	02/01/37	38	39,464
6.000%	05/01/37	14	14,751
6.000%	06/01/37	—(r)	286

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	08/01/37	7	$7,336
6.000%	09/01/37	—(r)	202
6.000%	10/01/37	26	27,656
6.000%	05/01/38	32	33,640
6.000%	06/01/38	1	749
6.500%	07/01/32	27	27,699
6.500%	09/01/32	1	1,345
6.500%	09/01/32	36	36,649
6.500%	09/01/32	38	39,231
6.500%	09/01/32	45	46,570
6.500%	04/01/33	41	43,073
6.500%	11/01/33	19	19,113
6.500%	01/01/34	19	19,679
6.500%	09/01/34	41	42,667
6.500%	09/01/36	41	42,698
6.500%	10/01/36	11	11,325
6.500%	11/01/36	19	19,264
6.500%	01/01/37	36	36,860
6.500%	01/01/37	54	55,990
6.625%	11/15/30	1,140	1,334,432
7.000%	02/01/32	10	9,737
7.000%	05/01/32	9	9,557
7.000%	06/01/32	9	9,562
7.000%	07/01/32	31	31,727
7.125%	01/15/30(k)	3,195	3,787,654
Government National Mortgage Assoc.
2.000%	03/20/51	802	672,627
2.000%	07/20/51	486	407,112
2.000%	10/20/51	701	586,704
2.500%	03/20/43	139	119,627
2.500%	12/20/46	248	213,785
2.500%	05/20/51	409	353,135
2.500%	08/20/51	715	617,151
2.500%	11/20/51	466	401,786
3.000%	12/20/44	92	82,646
3.000%	03/15/45	256	227,439
3.000%	11/20/45	282	253,361
3.000%	03/20/46	581	522,480
3.000%	07/20/46	1,473	1,322,854
3.000%	08/20/46	390	349,361
3.000%	10/20/46	341	305,169
3.000%	04/20/47	478	428,719
3.000%	12/20/49	163	145,118
3.000%	01/20/50	960	855,499
3.000%	06/20/51	698	618,549
3.000%	10/20/51	1,459	1,292,072
3.000%	12/20/51	2,849	2,523,157
3.000%	04/20/52	985	872,101
3.500%	TBA	6,500	5,911,699
3.500%	12/20/42	558	517,664
3.500%	05/20/43	170	158,296
3.500%	04/20/45	491	456,040
3.500%	07/20/46	1,775	1,640,115
3.500%	07/20/48	1,373	1,264,390
3.500%	11/20/48	454	417,829
3.500%	06/20/49	1,703	1,556,693
4.000%	TBA	1,500	1,400,684
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/15/40	32	$30,543
4.000%	05/20/41	29	27,340
4.000%	12/20/42	318	303,352
4.000%	08/20/44	115	109,023
4.000%	11/20/45	219	208,455
4.000%	12/20/45	599	570,271
4.000%	09/20/47	1,641	1,561,679
4.000%	02/20/49	600	567,007
4.000%	01/20/50	235	222,092
4.500%	TBA	1,000	957,148
4.500%	04/15/40	183	179,975
4.500%	01/20/41	215	214,201
4.500%	02/20/41	338	329,890
4.500%	03/20/41	169	167,449
4.500%	06/20/44	250	249,178
4.500%	09/20/46	207	200,542
4.500%	11/20/46	266	264,480
4.500%	03/20/47	146	142,773
4.500%	05/20/48	234	227,757
4.500%	08/20/48	413	400,956
5.000%	10/20/37	59	60,221
5.000%	04/20/45	290	292,299
5.500%	08/15/33	115	116,379
5.500%	08/15/33	152	153,847
5.500%	09/15/33	34	34,705
5.500%	12/15/33	8	8,252
5.500%	03/15/34	100	101,169
5.500%	12/15/34	187	196,170
5.500%	07/15/35	31	32,723
5.500%	04/15/36	40	40,864
6.000%	04/15/33	4	4,611
6.000%	12/15/33	65	66,945
6.000%	01/15/34	18	18,557
6.000%	01/15/34	19	19,405
6.000%	01/15/34	35	37,128
6.000%	06/20/34	60	63,230
6.000%	07/15/34	44	46,803
6.500%	10/15/23	—(r)	128
6.500%	12/15/23	—(r)	423
6.500%	01/15/24	—(r)	120
6.500%	01/15/24	1	1,043
6.500%	01/15/24	2	2,450
6.500%	01/15/24	3	2,891
6.500%	01/15/24	3	3,056
6.500%	01/15/24	9	8,921
6.500%	02/15/24	—(r)	353
6.500%	02/15/24	1	540
6.500%	02/15/24	1	1,240
6.500%	02/15/24	2	1,591
6.500%	02/15/24	2	1,951
6.500%	03/15/24	—(r)	47
6.500%	03/15/24	—(r)	329
6.500%	04/15/24	—(r)	125
6.500%	04/15/24	—(r)	490
6.500%	04/15/24	1	519
6.500%	04/15/24	1	658
6.500%	04/15/24	2	2,476

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	04/15/24	3	$2,604
6.500%	05/15/24	1	843
6.500%	05/15/24	1	1,255
6.500%	05/15/24	3	3,087
6.500%	10/15/24	3	2,767
6.500%	11/15/28	3	2,677
6.500%	08/15/31	3	2,971
6.500%	12/15/31	5	5,675
6.500%	02/15/32	21	21,432
6.500%	06/15/32	11	11,003
6.500%	07/15/32	18	18,962
6.500%	08/15/32	3	3,258
6.500%	08/15/32	3	3,631
6.500%	08/15/32	6	6,724
6.500%	08/15/32	22	22,290
6.500%	08/15/32	105	108,840
6.500%	08/15/34	19	19,895
6.500%	06/15/35	19	19,991
6.500%	09/15/36	20	21,015
8.000%	01/15/24	2	1,708
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	158,179
7.125%	05/01/30	510	598,624

Total U.S. Government Agency Obligations (cost $251,131,064)			228,928,793
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
2.000%	11/15/41(h)	12,720	9,102,750
2.250%	05/15/41	10,220	7,724,084
2.375%	02/15/42(a)	12,375	9,482,344
2.500%	05/15/46	1,485	1,124,887
U.S. Treasury Notes
2.375%	03/31/29(k)	705	638,576
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830	397,363
2.000%(s)	08/15/39	360	182,067
2.378%(s)	11/15/43	3,600	1,475,437
2.628%(s)	11/15/41	6,420	2,856,148

Total U.S. Treasury Obligations (cost $44,137,553)			32,983,656

Total Long-Term Investments (cost $1,319,224,349)			1,982,892,714

	Shares
Short-Term Investments — 18.9%
Affiliated Mutual Funds — 18.9%
PGIM Core Ultra Short Bond Fund(wa)	363,414,453	363,414,453
PGIM Institutional Money Market Fund (cost $64,583,699; includes $64,413,083 of cash collateral for securities on loan)(b)(wa)	64,708,423	64,663,127

Total Affiliated Mutual Funds (cost $427,998,152)		428,077,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) — 0.0%
U.S. Treasury Bills
3.180%	12/15/22(k)	40	$39,767
3.180%	12/15/22(k)	80	79,535
3.180%	12/15/22(k)	1,000	994,185

Total U.S. Treasury Obligations (cost $1,112,680)			1,113,487

Options Purchased*~ — 0.0%
(cost $87,168)	139,219

Total Short-Term Investments (cost $429,198,000)	429,330,286

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.3% (cost $1,748,422,349)	2,412,223,000

Options Written*~ — (0.0)%
(premiums received $84,529)	(37,367)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.3% (cost $1,748,337,820)	2,412,185,633

Liabilities in excess of other assets(z) — (6.3)%	(143,219,484)

Net Assets — 100.0%	$2,268,966,149

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $871,618 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,525,811; cash collateral of $64,413,083 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,750,000. The aggregate value of $2,701,458 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,410		$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,800		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,410		—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,780		—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,780		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,540		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,540		—
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		16,297
A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,800		$14,076
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,410		10,352
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,410		10,352
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,540		19,900
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,540		18,018
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,780		17,850
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		16,216
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,780		16,158
Total Options Purchased (cost $87,168)									$139,219
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		$(296)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,800		(297)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,410		(377)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,410		(377)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,540		(499)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,540		(499)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,780		(722)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,780		(722)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,790		(1,001)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		(2,181)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,410		(1,592)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,800		(1,849)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,410		(1,348)
A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,540		$(6,177)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,540		(5,117)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,780		(5,103)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,780		(4,654)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,790		(4,263)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	4,720		(101)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100		(192)
Total Options Written (premiums received $84,529)									$(37,367)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
193	2 Year U.S. Treasury Notes	Dec. 2022	$39,640,391	$(658,686)
176	5 Year U.S. Treasury Notes	Dec. 2022	18,921,375	(17,619)
222	10 Year U.S. Treasury Notes	Dec. 2022	24,877,875	(991,470)
369	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	50,553,000	(4,916,428)
5	Mini MSCI EAFE Index	Dec. 2022	415,150	(55,636)
86	S&P 500 E-Mini Index	Dec. 2022	15,486,450	(2,078,078)
				(8,717,917)
Short Positions:
25	5 Year Euro-Bobl	Dec. 2022	2,934,025	76,573
22	10 Year Euro-Bund	Dec. 2022	2,985,997	153,136
62	10 Year U.S. Ultra Treasury Notes	Dec. 2022	7,346,032	474,746
348	20 Year U.S. Treasury Bonds	Dec. 2022	43,989,375	3,368,348
16	Euro Schatz Index	Dec. 2022	1,680,433	14,983
				4,087,786
				$(4,630,131)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	16,147	$15,568,128	$15,829,082	$260,954	$—

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/19/22	The Toronto-Dominion Bank	CAD	429	$330,371	$310,566	$19,805	$—
Euro,
Expiring 10/04/22	BNP Paribas S.A.	EUR	16,147	16,137,016	15,829,082	307,934	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	16,147	15,600,583	15,860,829	—	(260,246)
				$32,067,970	$32,000,477	327,739	(260,246)
						$588,693	$(260,246)
Credit default swap agreement outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	10/14/22	0.500%(M)	2,151	0.500%	$1,402	$(28)	$1,430	Goldman Sachs International
GS_21-PJA	10/14/22	0.250%(M)	4,146	*	1,352	(27)	1,379	Goldman Sachs International
					$2,754	$(55)	$2,809

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	23,840	$(32,285)	$74,544	$106,829
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS + 4bps(T)	Bank of America, N.A.	11/10/22	19,230	$(1,979,246)	$—	$(1,979,246)
U.S. Treasury Bond(T)	1 Day USOIS + 4bps(T)	JPMorgan Chase Bank, N.A.	11/22/22	13,010	(1,070,437)	—	(1,070,437)
					$(3,049,683)	$—	$(3,049,683)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32